Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,450,000.00
Total Fee Amount	2,547.94
Total Offset Amount	0.00
Net Fee	$ 2,547.94
Offering Table N/A
Offset Table N/A	N/A